Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Income Tax Rates	Italian companies are subject to two enacted income taxes at the following rates:

	2018	2017
IRES (state tax)	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%

Summary of Total Income Taxes

Total income taxes for the years ended December 31, 2018 and 2017 are allocated as follows:

	2018	2017
Current:
- Domestic	(4,504)	(40)
- Foreign	(3,052)	(3,777)

Total (a)	(7,556)	(3,817)

Deferred:
- Domestic	270	(310)
- Foreign	(143)	1,241

Total (b)	127	931

Total (a + b)	(7,429)	(2,886)

Summary of Consolidated Profit (Loss) Before Income Taxes and Non-Controlling Interest

Consolidated profit (loss) before income taxes and non-controlling interest of the consolidated statement of profit or loss for the years ended December 31, 2018 and 2017, is analysed as follows:

	2018	2017
Domestic	40,822	(28,358)
Foreign	(274)	399

Total	40,548	(27,959)

Reconciliation of Income Tax Expense

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2018 and 2017, to income before income taxes and non-controlling interest) as follows:

	2018	2017
Expected tax benefit (expense) at statutory tax rates	(9,732)	6,710
Effect of:
- Tax exempt income	1,665	952
- Aggregate effect of different tax rates in foreign jurisdictions	208	25
- Italian regional tax	(46)	(39)
- Non-deductible expenses	(2,667)	(1,972)
- Tax effect on unremitted earnings	(1,252)	(1,998)
- Non taxable gain from disposal and loss of control of a subsidiary	17,193	—
- Chinese withholding tax on income not recoverable	(4,458)	—
- Tax audit settlement for other taxes	—	930
- Effect of net change in deferred tax assets unrecognised	(8,340)	(7,494)

Actual tax charge	(7,429)	(2,886)

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2018, 2017 and January 1, 2017 are presented below:

	31/12/18	31/12/17	01/01/17
Deferred tax assets
Intercompany profit on inventories	1,162	885	344
Provision for contingent liabilities	621	314	506
Inventories obsolescence	152	166	—
Deferred revenues and costs (IFRS 15)	—	759	459
Tax loss carry-forwards	—	172	852
Other temporary differences	92	360	396

Total deferred tax assets	2,027	2,656	2,557

	31/12/18	31/12/17	01/01/17
Deferred tax liabilities
Unrealised net gains on foreign exchange rate	(735)	(1,271)	(998)
Deferred revenues and costs (IFRS 15)	(716)	(989)	(413)
Withholding tax on unremitted earnings of subsidiaries	—	—	(1,720)
Other temporary differences	(143)	(90)	(43)

Total deferred tax liabilities	(1,594)	(2,350)	(3,174)

Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position

The following table shows the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2018, 2017 and January 1, 2017.

	31/12/18	31/12/17	01/01/17
Deferred tax assets	2,027	2,656	2,557
Deferred tax liabilities compensated	(1,552)	(2,030)	(1,411)

Net deferred tax assets	475	626	1,146

Deferred tax liabilities	(42)	(320)	(1,763)

Summary of Movements in deferred Tax Balances

Movements in deferred tax balances occurred during 2018 and 2017 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at January 1, 2017	2,557	(3,174)	(617)
Recognised in profit or loss	99	832	931
Recognised in OCI	—	(8)	(8)

Balance as at December 31, 2017	2,656	(2,350)	306
Recognised in profit or loss	(629)	756	127
Recognised in OCI	—	—	—

Balance as at December 31, 2018	2,027	(1,594)	433

Summary of Unrecognised Deferred Tax Assets

Deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	31/12/18	31/12/17	01/01/17
Unrecognised deferred tax assets
Tax loss carry-forwards	99,133	95,912	94,556
Provision for contingent liabilities	3,234	4,085	2,223
Inventories obsolescence	2,055	1,924	2,078
Intercompany profit on inventories	1,040	817	947
Allowance for doubtful accounts	2,145	2,434	2,121
Provision for warranties	1,343	1,757	1,649
Impairment of property, plant and equipment	1,228	1,425	1,521
Goodwill and intangible assets	569	912	981
Deferred revenues and costs (IFRS 15)	541	—	—
IAS 19 adjustment - employees’ leaving entitlement	470	357	392
Other temporary differences	1,304	1,836	2,699

Total unrecognised deferred tax assets	113,062	111,459	109,167

Summary of Tax Loss Carry Forward

As at December 31, 2018 the tax losses carried-forward of the Group total 393,630 and expire as follows:

2019	2,833
2020	5,368
2021	6,586
2022	4,051
2023	6,809
Thereafter	39,333
No expiration	328,650

Total	393,630